Accrued Expenses (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses
NOTE 8. ACCRUED EXPENSES
Accrued expenses consist of the following:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Accrued employee benefits and payroll-related	$609	$582
Real estate and other taxes(1)	4,190	3,924
Accrued interest	185	215
Insurance escrow	—	174
Other accrued expenses(2)	434	519
Total accrued expenses	$5,418	$5,414

(1)	As of March 31, 2025 and December 31, 2024 includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition in 2020.
(2)	As of March 31, 2025 and December 31, 2024, the remaining escheatment liabilities for discontinued operations are $0.3 million and are included in other accrued expenses.

NOTE 8. ACCRUED EXPENSES
Accrued expenses consist of the following:

Amounts in (000's)	December 31, 2024	December 31, 2023
Accrued employee benefits and payroll related	$582	$ 255
Real estate and other taxes(1)	3,924	3,077
Self-insured reserve	—	61
Accrued interest	215	225
Insurance escrow	174	98
Other accrued expenses(2)	519	344
Total	$5,414	$4,060

(1)	In 2023, includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition in 2020.
(2)	Includes $0.3 million for discontinued liabilities as of 12/31/24 and 12/31/23.